RELATED PARTY BALANCES AND TRANSACTIONS - Summary of Related Party Balances (Parenthetical) (Details) - CNY (¥) ¥ in Thousands	Jul. 31, 2020	Jul. 31, 2019
I-Mab Hangzhou
Debt instrument, face amount	¥ 50,000	¥ 2,000